Janus Henderson Global Life Sciences Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	60 Months Ended	66 Months Ended	107 Months Ended	120 Months Ended	229 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	15.27%		12.17%	8.02%
MSCI World Health Care IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.83%	6.43%			8.14%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.95%	14.82%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.48%	6.28%			8.68%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.58%	5.66%			7.86%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.83%	7.64%			10.15%